SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Net revenues, income (loss) from operations and total assets of the Company’s reportable segments are as follows:

	Year ended September 30,
	2013	2014	2015
	RMB	RMB	RMB
Segment net revenues
Seed Production & Distribution	481,694	414,891	376,250
Biotech & Product Development	10,079	3,250	3,257
Segment total net revenues	491,773	418,141	379,507
Inter-segment sales eliminations	(10,079)	(3,250)	(3,257)
Reconciliation to consolidated revenues	481,694	414,891	376,250

Segment operating income(loss)
Seed Production & Distribution	51,831	10,691	38,709
Biotech & Product Development	(21,141)	(24,328)	(26,501)
Total segment operating income(loss)	30,690	(13,637)	12,208

Less: Unallocated corporate operating expenses, net	12,527	10,842	10,868
Reconciliation to consolidated income (loss) from operations	18,163	(24,479)	1,340

	September 30,
	2014	2015
	RMB	RMB
Segment identifiable assets:
Seed Production &Distribution	981,896	916,088
Biotech & Product Development	204,420	187,223
Segment totalidentifiable assets	1,186,316	1,103,311
Receivables elimination	(121,446)	(117,482)
Reconciliation to consolidated total assets	1,064,870	985,829

Supplemental disclosures of segment information:

	Year ended September 30,
	2013	2014	2015
	RMB	RMB	RMB
Segment depreciation and amortization
Seed Production & Distribution	27,206	27,567	29,668
Biotech &Product Development	958	957	879
Reconciliation to consolidated depreciation and amortization	28,164	28,524	30,547

Segment capital expenditure to long-lived assets
Seed Production & Distribution	66,348	22,615	20,531
Biotech & Product Development	1,255	-	-
Reconciliation to consolidated expenditure on the purchase of plant and equipment, land use rights and intangible assets	67,603	22,615	20,531